Other assets - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other assets [Line Items]
Current contract assets	€ 290	€ 229
Non-current assets [member]
Other assets [Line Items]
Non-current prepaid expenses	129	66
Current assets [Member]
Other assets [Line Items]
Other current assets	493	424
Accrued income including contract assets	31	26
Current prepaid expenses	€ 172	€ 169